Basic and Diluted Net Income/(Loss) Per Share	12 Months Ended
Dec. 31, 2024
Basic and Diluted Net Income/(Loss) Per Share
Basic and Diluted Net Income/(Loss) Per Share

18. Basic and Diluted Net Income/(Loss) Per Share

Basic and diluted net income/(loss) per share for the years ended December 31, 2022, 2023 and 2024 have been calculated in accordance with ASC 260 as follows:

	For the years ended
	December 31,
	2022	2023	2024
Net income/(loss) per ordinary share – basic:
Numerator (RMB’000):
Net income/(loss) attributable to 36Kr Holdings Inc.	22,637	(89,247)	(140,787)
Net (income)/loss attributable to non-controlling interests	(694)	(733)	4,160
Net income/(loss) attributable to ordinary shareholders of 36Kr Holdings Inc.-basic	21,943	(89,980)	(136,627)
Denominator:
Weighted average number of ordinary shares outstanding	1,034,547,219	1,043,057,081	1,054,310,601
Denominator used in computing net income/(loss) per share - basic	1,034,547,219	1,043,057,081	1,054,310,601
Net income/(loss) per ordinary share: - basic (RMB)	0.021	(0.086)	(0.130)

Net income/(loss) per ordinary share - diluted:
Numerator (RMB’000):
Net income/(loss) attributable to ordinary shareholders of 36Kr Holdings Inc.-basic	21,943	(89,980)	(136,627)
Net income/(loss) attributable to ordinary shareholders - diluted	21,943	(89,980)	(136,627)
Denominator:
Denominator used in computing net income/(loss) per share - basic	1,034,547,219	1,043,057,081	1,054,310,601
Denominator used in computing net income/(loss) per share - diluted	1,034,547,219	1,043,057,081	1,054,310,601
Net income/(loss) per ordinary share – diluted (RMB)	0.021	(0.086)	(0.130)

Basic net loss per share is computed using the weighted average number of ordinary shares outstanding during the year. Diluted net loss per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the year.

For the years ended December 31, 2022, 2023 and 2024, there are no anti-dilutive effects that should be excluded from the computation of diluted loss per share.

On October 3, 2024, the Company effected a change in the ratio of our ADSs to Class A ordinary shares from one ADS representing twenty-five Class A ordinary shares to a new ratio of one ADS representing five hundred Class A ordinary shares. Basic and diluted net loss per ADS have been retrospectively adjusted to reflect this ADS ratio change for all periods presented.